THE PARNASSUS INCOME TRUST
                                  ANNUAL REPORT
                                DECEMBER 31, 1998


                                                                January 25, 1999
Dear Shareholder:
     Here is your annual report covering all of 1998. Below you'll find an analysis of each fund in the Parnassus Income Trust. All three funds had attractive returns for the year.

                               EQUITY INCOME FUND

     As of December 31, 1998, the net asset value per share (NAV) of the Equity Income Fund was $20.13. Taking into account dividends paid, the total return for the year was 11.05%. This compares to 10.89% for the average equity income fund followed by Lipper Analytical Services.

     As of early October, the Fund still had a net loss for the year and we were behind the average equity income fund. Starting on October 8, though, the Fund surged and we gained 23.39% during the fourth quarter. Part of this gain, of course, was due to the resurgence of the stock market. We have about 160 companies in the portfolio so the Fund represents the broad economy. Besides the comeback of the entire market, the strong performance of technology stocks also helped us during the fourth quarter. At the present time, the Equity Income Fund is somewhat overweighted in technology stocks and this helped us during the quarter.

     The investment objective of the Fund was changed from a balanced portfolio on March 31, 1998. It took us a while to make all the changes to the portfolio so it's only been a little more than six months that we've been completely following our new objective. For that reason, it's hard to compare the Fund with other indices and its previous performance. Nevertheless, you will find a graph and table below that gives the performance of the Equity Income Fund and its predecessor for the one and five year periods ending December 31, 1998 and also for the life of the Fund.

VALUE ON DECEMBER 31, 1998 OF $10,000 INVESTED ON SEPTEMBER 1, 1992

Equity Income Fund                                            $22,313
Lipper Equity Income Fund Average                             $26,059
S&P 500 Index                                                 $34,302


[GRAPHIC HERE]



--------------------------------------------------------------------------------
Average Annual Total Returns     Equity Income    Lipper Equity Income   S&P 500
for periods ending 12/31/98          Fund             Fund Average        Index
--------------------------------------------------------------------------------

One Year                            11.05%               10.89%          28.58%
Three Years                         12.63%               19.06%          28.16%
Five Years                          12.13%               16.71%          24.01%
Since Inception 9/1/92              13.51%               16.32%          21.48%
--------------------------------------------------------------------------------


STRATEGY

     We plan to keep the Fund broadly diversified so that it will generally represent the economy. This means always having well over 100 companies in the portfolio. At least 75% of the assets will be in dividend-paying stocks and we will aim to have a yield at least equal to the S&P 500. The December 30-day SEC yield for the Fund was 1.57% compared to 1.33% for the S&P 500.

     We will not have equal or even nearly equal positions in all our portfolio companies. In general, the bigger companies will have more assets invested in them and the smaller companies will have fewer assets invested. From time to time, though, we do make adjustments. If we think that a company is overvalued, we may reduce the dollar amount we have invested in the company. Conversely, if we think a company is undervalued, we might add to our investment in the company. In terms of performance, our goal is to have a total return that consistently beats the average equity income fund.

COMPANY NOTES

     One of our portfolio companies, KeySpan Energy Corporation, announced that its principal subsidiary, Brooklyn Union Gas, won an environmental award for its fuel cell program. The award from the American Gas Association recognized the company's 25-year commitment to developing one of the world's most environmentally-sound, energy-efficient sources of electricity. Natural gas fuel cells produce electricity and heat by converting chemical energy directly into electricity without combustion or pollution. Brooklyn Union has installed three fuel cells on Staten Island, one that supplies St. Vincent's Medical Center and two that supply Sun Chemical, a dye manufacturer. As unit production costs improve, natural gas fuel cells will supply more of the nation's electricity needs.

     Unum Life Insurance Company of America, the nation's largest provider of disability insurance, was named by Working Mother magazine as one of the "100 Best Companies for Working Mothers." Besides doing a good job on family friendly issues and promoting women, the company offers domestic partner benefits as well as diversity awareness and education programs.

                                FIXED-INCOME FUND

     As of December 31, 1998, the net asset value per share (NAV) of the Fixed-Income Fund was $15.98. Taking into account dividends paid during the year, the total return for 1998 was 6.97%. This compares to a return of 9.47% for the Lehman Government/Corporate Bond index and 7.47% for the average A-rated bond fund followed by Lipper Analytical Services.

     Below you will find a graph and table that compare the performance of the Fixed-Income Fund with that of the Lehman Government/Corporate Bond Index and the Lipper A-rated Bond Fund Average.

Value on December 31, 1998 OF $10,000 invested on September 1, 1992
Fixed-Income Fund                                 $15,883
Lipper A-Rated   Bond   Fund   Average            $15,252
Lehman Government/Corporate Bond Index            $15,800

[GRAPHIC HERE]


-------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns             Fixed-Income           Lipper A-Rated Bond           Lehman Government/
for periods ending 12/31/98                  Fund                  Fund Average              Corporate Bond Index
-------------------------------------------------------------------------------------------------------------------

One Year                                     6.97%                   7.47%                           9.47%
Three Years                                  7.18%                   6.32%                           7.33%
Five Years                                   6.90%                   6.29%                           7.30%
Since Inception 9/1/92                       7.58%                   6.89%                           7.49%
-------------------------------------------------------------------------------------------------------------------

     Normally, the Fixed-Income Fund beats the Lipper A-rated Bond Fund Average, but this year we were about a half percent behind: 6.97% vs. 7.47%. The reason is that we kept about half our assets in shorter-term money market securities. The reason for this policy was because of the low yields available for longer-term bonds. Because the average A-rated fund had more long-term bonds, they earned a slightly higher yield.

     We chose to keep half our assets in more liquid securities for two reasons. First, there was not much extra yield to earn by going out longer and, second, we felt there was a risk that interest rates might go up. Interest rates, of course, stayed down most of the year and we earned a bit less than we otherwise might have. As most of you know, when interest rates go up, the value of bonds go down and we wanted to guard against loss of principal.

     Despite our slight underperformance this year, you can see by the graph that we are still ahead of the average A-rated bond fund on a longer term basis.

     At the present time, about half the portfolio is in 10-year bonds--some corporates and some government agencies like Freddie Mac and Fannie Mae. I plan to keep the portfolio with this mix until interest rates climb a bit higher. As this is being written in January, the 10-year Treasury bond yield is 4.64% while the 3-month Treasury bill is 4.3%. We're giving up about 0.34% in yield by following this strategy. However, if interest rates climb, we'll probably make up much more than that by locking in higher yields.

                           CALIFORNIA TAX-EXEMPT FUND

     As of December 31, 1998, the net asset value per share (NAV) of the California Tax-Exempt Fund was $16.88. Taking dividends into account, the total return during 1998 for the Fund was 6.12%. This compares to a return of 6.48% for the Lehman Municipal Bond index and 5.77% for the average California municipal bond fund followed by Lipper Analytical Services. (Keep in mind that the Lehman index does not take expenses into account as do the results for our fund and for the Lipper average fund.) Also keep in mind that the 6.12% return is after taxes. For a person in the 37.42% combined bracket (income from $60,000 to $124,000) this would be equivalent to a taxable yield of 9.78%. This is quite an attractive return and I'm glad that the Fund was able to achieve this kind of yield for our shareholders.

     Below you will find a graph that summarizes and compares our returns over the one, three and five-year periods as well as since inception. The table below also summarizes and compares these returns.

Value on December 31, 1998 OF $10,000 invested on September 1, 1992
California Tax-Exempt Fund                                    $15,519
Lipper California Municipal Bond Fund Average                 $15,037
Lehman Municipal Bond Index                                   $15,564

[GRAPHIC HERE]


-------------------------------------------------------------------------------------------------------------------
                                                                    Lipper California
Average Annual Total Returns                California                Municipal Bond            Lehman Municipal
for periods ending 12/31/98               Tax-Exempt Fund              Fund Average                Bond Index
-------------------------------------------------------------------------------------------------------------------

One Year                                       6.12%                       5.77%                      6.48%
Three Years                                    6.73%                       6.13%                      6.69%
Five Years                                     6.19%                       5.48%                      6.23%
Since Inception 9/1/92                         7.18%                       6.65%                      7.23%
-------------------------------------------------------------------------------------------------------------------

     As you can see from the graph and table above, the Fund has outperformed the average California municipal bond fund on a long-term basis. There are a couple of reasons for this. First, we work hard to keep Fund expenses low. Second, we buy quality issues and we vary the maturities of our securities according to market conditions.

     For example, when an investor can get a substantially higher yield for taking a longer maturity, we will choose issues with longer maturities, say, 20 years or so. If there isn't much extra yield for a longer maturity, we'll invest for a shorter period, say ten years. Also, during periods of low interest rates like the present, we'll try to keep our assets relatively liquid and choose even shorter maturities, say less than ten years. Then if interest rates go somewhat higher (as I expect them to do), we'll make a longer commitment to get a better yield.

     As you can see from the enclosed portfolio listing, all the securities we buy have a positive social impact. So one of the benefits we offer besides an attractive return is having your money finance projects that will help society. One recent bond we invested in was a revenue bond for the San Francisco airport. The reason we invested in this project is that there will be a Bay Area Rapid Transit (BART) station inside the new airport building. This will enable passengers to ride from San Francisco right into the airport via rapid transit. This should eliminate at least some auto traffic and have a positive impact on the environment.

                                  Yours truly,

                                Jerome L. Dodson
                                    President

INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of The Parnassus Income Trust:

     We have audited the accompanying statements of assets and liabilities of the portfolios comprising The Parnassus Income Trust (Equity Income Fund, Fixed-Income Fund, and California Tax-Exempt Fund) (the "Trust"), formerly the Parnassus Income Fund, including the portfolios of investments by industry classification, as of December 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights (Note 6) for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at December 31, 1998 by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trust as of December 31, 1998, the results of its operations, the changes in its net assets and financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
San Francisco, California
January 15, 1999

EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, DECEMBER 31, 1998

                                                   Percent of
     Shares     Common Stocks                      Net Assets       Market Value
--------------------------------------------------------------------------------

                AIR TRANSPORT
      1,500     Federal Express Corporation              0.3%      $     133,875
                                                                   -------------
                APPAREL
      4,500     Angelica Corporation                                      83,813
      2,000     Liz Claiborne, Inc.                                       63,125
      3,000     The Limited, Inc.                                         87,375
      5,000     Reebok International Ltd.                                 74,375
      2,000     Russell Corporation                                       41,000
      4,000     The Stride Rite Corporation                               35,000
                                                                   -------------
                Total                                    0.9%            384,688
                                                                   -------------
                APPAREL RETAILING
      3,750     Gap, Inc. (The)                                          210,469
     11,000     Penny (J.C.) Company, Inc.                               515,625
      1,000     Lands' End, Inc.                                          26,937
      2,000     Lillian Vernon Corporation                                33,000
                                                                   -------------
                Total                                    1.9%            786,031
                                                                   -------------
                AUTO PARTS
      2,000     Bandag Corporation                                        79,875
     10,000     Dana Corporation                                         408,750
        700     Modine Manufacturing Co.                                  25,375
                                                                   -------------
                Total                                    1.2%            514,000
                                                                   -------------
                BANKING
     10,000     BankBoston Corporation1                                  389,375
      2,000     Chase Manhattan                                          136,500
      3,000     Dime Bancorp                                              78,750
      1,500     Golden West Financial                                    137,531
      2,250     Providian Financial Corporation                          168,750
      6,000     Washington Mutual Inc.                                   229,125
     17,000     Wells Fargo Company                                      678,937
                                                                   -------------
                Total                                    4.5%          1,818,968
                                                                   -------------
                BUILDING MATERIALS
      3,500     Armstrong World Corp.                                    211,094
      4,000     Apogee Enterprises, Inc.                                  45,000
      3,000     Building Materials Holding Corp.                          36,375
     60,000     Morgan Products, Ltd.                                    210,000
      1,500     TJ International, Inc.                                    38,531
                                                                   -------------
                Total                                    1.3%            541,000
                                                                   -------------
                CHEMICALS
      2,500     Air Products & Chemicals                                 100,000
      1,250     Cabot Corporation1                                        34,922
      8,000     Calgon Carbon                                             60,000
      1,200     Graco Inc.                                                35,400
      3,000     M.A. Hanna Company                                        36,937
      1,450     Millipore Corporation                                     41,053
      4,000     Nalco Chemical Company                                   124,000
     15,000     Wellman, Inc.                                            152,813
                                                                   -------------
                Total                                    1.4%            585,125
                                                                   -------------
                COMPUTER PERIPHERALS
      7,000     Adaptec, Inc.                                            122,938
      3,000     Ascend Communications, Inc.                              197,250
     12,000     Cisco Systems, Inc.                                    1,113,750
      6,000     Quantum Corporation                                      127,500
      6,000     Read-Rite Corporation                                     88,687
     20,000     Western Digital Corporation1                             301,250
                                                                   -------------
                Total                                    4.8%          1,951,375
                                                                   -------------
                COMPUTER SYSTEMS
     40,000     Compaq Computer Corp.                                  1,680,000
     35,000     Hewlett-Packard Company                                2,397,500
      2,000     International Business Machines                          368,750
      4,000     Sequent Computer Systems                                  48,250
                                                                   -------------
                Total                                   11.0%          4,494,500
                                                                   -------------


EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, DECEMBER 31, 1998 (CONTINUED)

                                                     Percent of
     Shares     Common Stocks                        Net Assets     Market Value
--------------------------------------------------------------------------------

                ELECTRIC UTILITIES
      2,000     Black Hills Corporation                             $     52,750
      1,000     CILCORP Inc.                                              61,187
      2,000     Idaho Power Company                                       72,375
      2,000     LG&E Energy Corporation                                   56,625
      3,000     Washington Water Power                                    57,750
                                                                    ------------
                Total                                    0.7%            300,687
                                                                    ------------
                ELECTRONIC INSTRUMENTS
     20,000     Baldor Electric Company                                  405,000
      2,500     Perkin-Elmer Corporation                                 243,906
      6,000     Tektronix, Inc.1                                         180,375
                                                                    ------------
                Total                                    2.0%            829,281
                                                                    ------------
                FINANCIAL SERVICES
      2,000     Fannie Mae                                               148,000
      2,000     Freddie Mac                                              128,875
      4,500     Charles Schwab Corporation                               252,844
      3,000     SLM Holding Corporation                                  144,000
                                                                    ------------
                Total                                    1.7%            673,719
                                                                    ------------
                FOOD RETAILERS
      3,000     Albertson's Inc.1                                        191,062
        800     Whole Foods Market, Inc.1                                 38,700
                                                                    ------------
                Total                                    0.6%            229,762
                                                                    ------------
                HEALTH CARE SERVICES
      5,000     Humana Health Plans, Inc.                                 89,063
      3,000     Oxford Health Plans, Inc.                                 44,625
                                                                    ------------
                Total                                    0.3%            133,688
                                                                    ------------
                HOME APPLIANCES
      2,000     Maytag Corporation1                                      124,500
      1,700     Whirlpool Corporation                                     94,138
                                                                    ------------
                Total                                    0.5%            218,638
                                                                    ------------
                HOME PRODUCTS
      1,400     Church & Dwight Co., Inc.                                 50,313
      2,000     Clorox Company                                           233,625
      2,400     Colgate-Palmolive Co.                                    222,900
     10,000     Proctor & Gamble Company                                 913,125
                                                                    ------------
                Total                                    3.5%          1,419,963
                                                                    ------------
                HOUSEWARES
      1,900     Black & Decker Corporation                               106,519
      3,000     Corning, Inc.1                                           135,000
      2,500     Newell Company                                           103,125
      4,500     Rubbermaid Incorporated                                  141,469
                                                                    ------------
                Total                                    1.2%            486,113
                                                                    ------------
                INSURANCE
      5,000     Aetna, Inc.                                              393,125
     11,000     American Int'l Group, Inc.                             1,062,875
      3,000     Chubb Corporation                                        194,250
      5,000     CIGNA Corporation                                        386,562
      5,500     SAFECO Corporation                                       236,156
      5,000     St. Paul Companies, Inc.                                 173,750
      1,400     Transamerica Corporation                                 161,700
      2,500     UNUM Corporation                                         145,938
                                                                    ------------
                Total                                    6.7%          2,754,356
                                                                    ------------
                INSURANCE BROKERS
      6,000     Marsh & McLennan Co., Inc.               0.9%            350,625
                                                                    ------------
                MACHINERY
      2,000     Cummins Engine Co., Inc.                                  71,000
      1,000     Illinois Tool Works, Inc.                                 58,000
     10,000     Snap-on Inc.                                             348,125
      3,000     The Stanley Works                                         83,250
                                                                    ------------
                Total                                    1.4%            560,375
                                                                    ------------


EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, DECEMBER 31, 1998 (CONTINUED)

                                                      Percent of
     Shares     Common Stocks                         Net Assets    Market Value
--------------------------------------------------------------------------------

                MEDICAL EQUIPMENT
      3,000     Acuson Corporation                                  $     44,438
      2,000     ADAC Laboratories1                                        39,937
      3,000     Coherent, Inc.                                            37,313
      1,000     Safeskin Corporation                                      24,125
      1,200     Dentsply                                                  30,900
      3,000     Invacare Corporation                                      72,000
      2,600     Sunrise Medical Inc.                                      32,337
                                                                    ------------
                Total                                    0.7%            281,050
                                                                    ------------
                MISCELLANEOUS
      2,000     Chemed Corporation                                        67,000
      5,000     Jostens, Inc.                                            130,938
        500     Minnesota Mining & Mfg.                                   36,906
      2,000     Toro Company                                              57,000
      4,000     WD 40 Company                                            114,500
                                                                    ------------
                Total                                    1.0%            406,344
                                                                    ------------
                NATURAL GAS
      3,000     AGL Resources Inc.                                        69,187
      2,000     Connecticut Energy Corp.                                  61,000
      2,000     Eastern Enterprises                                       87,500
      4,800     Energen Corporation                                       93,600
      5,000     Enron Corporation                                        285,313
      3,000     Equitable Resources, Inc.                                 87,375
      6,000     Keyspan Energy Corp.                                     186,000
      6,000     MCN Corporation1                                         114,375
      2,500     New Jersey Resources                                      98,750
      5,000     Northwest Natural Gas Co.                                129,375
      2,000     ONEOK Inc.                                                72,250
      2,000     Peoples Energy Corporation                                79,750
      5,000     UGI Corporation                                          118,750
      3,000     Washington Gas & Light Co.                                81,000
      2,500     WICOR Inc.                                                54,531
                                                                    ------------
                Total                                    4.0%          1,618,756
                                                                    ------------
                OFFICE EQUIPMENT
      5,000     Herman Miller, Inc.                                      134,375
      3,000     Pitney Bowes Inc.                                        198,187
      2,700     Xerox Corporation                                        318,600
                                                                    ------------
                Total                                    1.6%            651,162
                                                                    ------------
                OIL
      3,000     Chevron                                  0.6%            248,812
                                                                    ------------
                PACKAGED FOODS
      7,500     Campbell Soup Company                                    412,500
      2,000     Dreyer's Grand Ice Cream                                  30,250
      2,500     General Mills Incorporated                               194,375
      7,500     Heinz (H.J.) Company                                     424,688
     12,000     Kellogg Company                                          409,500
      2,900     Quaker Oats Company                                      172,550
      4,800     Ralston Purina Group                                     154,200
                                                                    ------------
                Total                                    4.4%          1,798,063
                                                                    ------------
                PHARMACEUTICALS
        500     Amgen Inc.                                                52,281
      1,500     Bristol-Myers Squibb Co.                                 200,719
      6,000     Johnson & Johnson                                        503,250
      2,500     McKesson Corp.                                           197,656
      4,000     Merck & Company                                          590,000
      1,250     Mylan Laboratories1                                       39,375
                                                                    ------------
                Total                                    3.9%          1,583,281
                                                                    ------------
                PHOTOGRAPHY
      4,000     Eastman Kodak                                            288,000
      2,000     Polaroid Corporation                                      37,375
                                                                    ------------
                Total                                    0.8%            325,375
                                                                    ------------


EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, DECEMBER 31, 1998 (CONTINUED)

                                                    Percent of
     Shares     Common Stocks                       Net Assets      Market Value
--------------------------------------------------------------------------------

                PRINTING
      1,000     Banta Corp.                                         $     25,063
      3,000     Deluxe Corporation                                       109,687
      2,800     Donnelley (R.R.) & Sons Co.                              122,675
                                                                    ------------
                Total                                    0.6%            257,425
                                                                    ------------
                PUBLISHING
      1,000     Houghton Mifflin Company                                  47,250
      1,600     McGraw-Hill Co., Inc.                                    163,000
                                                                    ------------
                Total                                    0.5%            210,250
                                                                    ------------
                RESTAURANTS
      5,000     Luby's Cafeterias, Inc.                  0.2%             77,187
                                                                    ------------
                RETAILING - GENERAL
      4,500     Dollar General                                           106,313
      2,000     Dayton-Hudson Corp.                                      108,500
      5,600     Nordstrom, Inc.                                          194,250
      5,000     Sears, Roebuck and Co.                                   212,500
                                                                    ------------
                Total                                    1.5%            621,563
                                                                    ------------
                SEMICONDUCTOR
                CAPITAL EQUIPMENT
     20,000     Applied Materials, Inc.                                  853,750
     15,000     Cognex Corporation                                       300,000
      1,000     Electro Scientific Industries                             45,312
     55,000     Helix Technology Corp.                                   715,000
      2,500     Novellus Systems                                         123,750
                                                                    ------------
                Total                                    5.0%          2,037,812
                                                                    ------------
                SEMICONDUCTORS
     10,000     Advanced Micro
                Devices, Inc.                                            290,000
     10,000     Intel Corporation                                      1,185,625
      6,000     LSI Logic Corporation                                     96,750
      6,000     Micron Technology, Inc.1                                 303,375
                                                                    ------------
                Total                                    4.6%          1,875,750
                                                                    ------------
                SOFTWARE - SERVICES
      1,000     3Com Corporation                                          44,813
      6,000     Adobe Systems                                            280,500
      6,000     Autodesk, Inc.                                           256,125
      2,000     Electronics for Imaging, Inc.                             80,375
      2,000     Mentor Graphics Corp.                                     17,000
      2,000     Symantec Corporation                                      43,500
      1,200     The Learning Company1                                     31,125
                                                                    ------------
                Total                                    1.8%            753,438
                                                                    ------------
                SPECIALTY RETAILING
      2,000     Costco Companies, Inc.                                   144,375
        600     Ethan Allen Interiors Inc.                                24,600
      1,000     Longs Drug Stores Corp.                                   37,500
      1,000     Mattel Inc.1                                              23,500
      5,000     Petco Animal Supplies, Inc.                               50,313
      2,000     Toys R Us, Inc.                                           33,750
      4,000     Walgreen Co.1                                            234,250
                                                                    ------------
                Total                                    1.3%            548,288
                                                                    ------------
                STEEL
      2,000     Nucor Corporation                        0.2%             86,500
                                                                    ------------
                TELECOMMUNICATIONS
      2,000     AT&T Corporation1                                        150,500
      7,636     U S West Communications
                Group                                                    493,477
                                                                    ------------
                Total                                    1.6%            643,977
                                                                    ------------
                TRANSPORTATION
      2,500     Consolidated Freightways
                Corp.                                    0.1%             39,687
                                                                    ------------
                Total common stocks                     81.2%         33,231,489
                                                                    ------------


EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, DECEMBER 31, 1998 (CONTINUED)

  Principal     Community                          Percent of
     Amount     Development Loans                  Net Assets       Market Value
--------------------------------------------------------------------------------

  $ 100,000     Boston Community
                Loan Fund                                           $   100,000

    100,000     Cascadia Revolving Fund                                 100,000

    100,000     Institute for Community
                Economics Loan Fund                                     100,000

    100,000     Low Income Housing Fund                                 100,000
                                                                    ------------
                Total community
                development loans                        1.0%           400,000
                                                                    ------------
                Total investment
                in securities
                (Cost, $29,511,558)                     82.2%        33,631,489
                                                                    ------------

                Short-Term Investments
--------------------------------------------------------------------------------

                Federal Home Loan Bank
                Discount Note 5.065%,
                matures 2/3/99                                        4,000,302

                Goldman Sachs
                Government Portfolio
                (variable rate 4.900%)                                   52,194

                Goldman Sachs
                Treasury Portfolio
                (variable rate 4.700%)                                   47,436

                Lehman Bros.
                Triparty Repurchase
                Agreement
                (Repurchase agreement
                with Lehman Bros. dated
                12/31/98, effective yield
                5.45%, due 1/4/99. Face
                value is $2,366,700 with
                price at 100.)2                                       2,366,700

                Union Bank of California
                Money Market Fund,
                (variable rate 4.300%)                                4,286,780
                                                                    ------------
                Total short-term
                investments                             26.3%        10,753,412
                                                                    ------------
                Total investments                      108.5%        44,384,901

                Other assets and
                liabilities - net                       -8.5%        (3,481,523)
                                                       ------       ------------
                Total net assets                       100.0%      $ 40,903,378
                                                       ======      =============

1 This security or partial position of this security is on loan at December 31, 1998 (Note 1). The total value of securities on loan at December 31, 1998 was $2,280,997.

2 This security purchased with cash collateral held from securities lending.

EQUITY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

Assets:
Investments in securities, at market value
   (identified cost $29,511,558) (Note 1)                         $  33,631,489
Temporary investments in short -term securities
   (at cost, which approximates market)                              10,753,412
Receivables:
   Dividends and interest                                                41,458
   Capital shares sold                                                  142,323
Other assets                                                             17,673
                                                                    ------------
       Total assets                                                  44,586,355
                                                                    ------------
Liabilities:
Payable unpon return of securities loaned                             2,366,700
Dividends payable                                                       382,115
Payable for securities purchased                                        743,205
Accounts payable and accrued expenses                                   190,957
                                                                    ------------
       Total liabilities                                              3,682,977
                                                                    ------------
Net assets (equivalent to $20.13
   per share based on 2,032,193.942
shares of capital stock outstanding)                               $ 40,903,378
                                                                   =============
Net assets consist of:
Undistributed net investment income                                $     34,467
Unrealized appreciation on investments                                4,119,931
Undistributed net realized gain                                           9,146
Capital paid-in                                                      36,739,834
                                                                    ------------
       Total net assets                                            $ 40,903,378
                                                                   =============
Computation of net asset value and
  offering price per share:
Net asset value and offering price per share
    ($40,903,378 divided by 2,032,193.942 shares)                  $      20.13
                                                                   =============
The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1998

Investment income:
Dividends                                                          $    781,908
Interest                                                                535,153
                                                                    ------------
   Total investment income                                            1,317,061
                                                                    ------------
Expenses:
Investment advisory fees (Note 5)                                       290,349
Transfer agent fees (Note 5)                                             89,180
Fund administrative expense (Note 5)                                     35,300
Reports to shareholders                                                  28,461
Registration fees and expenses                                           18,700
Professional fees                                                        17,889
Custody fees                                                              8,882
Trustee fees and expenses                                                 9,848
Other expenses                                                            8,939
                                                                    ------------
   Subtotal of expenses before fee waiver                               507,548
Fees waived by Parnassus Investments (Note 5)                           (93,688)
                                                                    ------------
   Total expenses                                                       413,860
                                                                    ------------
       Net investment income                                            903,201
                                                                    ------------
Realized and unrealized gain (loss) on investments:
Realized gain from security transactions:
   Proceeds from sales                                               54,569,308
   Cost of securities sold                                          (50,269,491)
                                                                    ------------
       Net realized gain                                              4,299,817
                                                                    ------------
Unrealized appreciation (depreciation) of investments:
   Beginning of year                                                  5,306,075
   End of year                                                        4,119,931
                                                                    ------------
       Unrealized depreciation during year                           (1,186,144)
                                                                    ------------
Net realized and unrealized gain
   on investments                                                     3,113,673
                                                                    ------------
Net increase in net assets resulting
   from operations                                                 $  4,016,874
                                                                   =============

The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                     1998                 1997
                                              ------------         ------------
From operations:
Net investment income                         $   903,201          $  1,409,396
Net realized gain from
   security transactions                        4,299,817             1,335,951
Net unrealized appreciation
   (depreciation) during
   the year                                    (1,186,144)            3,820,624
                                              ------------         ------------
Increase in net assets
   resulting from operations                    4,016,874             6,565,971

Dividends to shareholders:
From net investment income                     (1,386,043)           (1,407,411)
From realized capital gains                    (3,780,700)           (1,335,937)

Increase in net assets from
   capital share transactions                   3,205,750             1,663,068
                                              ------------         ------------
       Increase in net assets                   2,055,881             5,485,691

Net assets:
Beginning of year                              38,847,497            33,361,806
                                              ------------         ------------
End of year
   [including undistributed
   (distributions in excess of)
   net investment income
   of $34,467 in 1998 and
   ($1,462) in 1997]                         $ 40,903,378          $ 38,847,497
                                             ============          ============
The accompanying notes are an integral part of these financial statements.

FIXED-INCOME FUND
PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, DECEMBER 31, 1998

  Principal                                          Percent of
     Amount     Corporate Bonds                      Net Assets     Market Value
--------------------------------------------------------------------------------

                FINANCIAL SERVICES
  $ 500,000     BankBoston Corporation
                Notes, 6.375%,
                due 03/25/08                             4.4%       $   502,125
                                                                    -----------
                PHOTO EQUIPMENT
                AND SUPPLIES
    400,000     Polaroid Corporation
                Notes, 7.250%,
                due 01/15/07                             3.6%           418,220
                                                                    -----------
                RETAIL
    500,000     The Gap, Inc.
                Notes, 6.900%,
                due 09/15/07                                             549,185
    350,000     Reebok International Ltd.
                Notes, 6.750%,
                due 09/15/05                                             363,496
    500,000     Sears, Roebuck and Co.
                Global Bond, 7.000%,
                due 06/15/07                                             534,020
                                                                    -----------
                Total                                   12.6%          1,446,701
                                                                    -----------

                Total corporate bonds                   20.6%          2,367,046
                                                                    -----------
                U.S. Government
                Agency Securities
--------------------------------------------------------------------------------

  $ 500,000     Federal Home Loan
                Mortgage Corp.
                6.510%, due 01/08/07                                    537,665

    300,000     Federal National
                Mortgage Association
                6.720%, due 08/01/05                                    324,366

    850,000     Federal National
                Mortgage Association
                6.770%, due 09/01/05                                    922,097

    500,000     Federal National
                Mortgage Association
                6.140%, due 11/25/05                                    525,640

    450,000     Federal National
                Mortgage Association
                7.350%, due 03/28/05                                    499,820
                                                                    -----------
                Total U.S. Government
                Agency securities                       24.5%         2,809,588
                                                                    -----------
                Total investments in
                securities
                (Cost, $4,852,162)                      45.1%         5,176,634
                                                                    -----------


FIXED-INCOME FUND
PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, DECEMBER 31, 1998 (CONTINUED)

                                                 Percent of
                Stort-Term Investments           Net Assets        Market Value
--------------------------------------------------------------------------------

                Federal Home Loan Bank
                Discount Note 4.950%,
                matures 1/19/99                                    $  2,572,472

                Federal Home Loan Bank
                Discount Note 5.090%,
                matures 1/4/99                                        2,090,795

                Founders National Bank
                Certificate of Deposit
                5.100%, matures 1/4/99                                  100,000

                Goldman Sachs
                Government Portfolio
                (variable rate 4.900%)                                  505,438

                Goldman Sachs
                Treasury Portfolio
                (variable 4.700%)                                       101,761

                Union Bank of California
                Money Market Fund,
                (variable rate 4.300%)                                  829,787
                                                                    -----------
                Total short-term
                investments                             54.0%         6,200,253
                                                                    -----------
                Total investments                       99.1%        11,376,887
                Other assets and
                  liabilities - net                      0.9%           105,585
                                                       ------       -----------
                Total net assets                       100.0%      $ 11,482,472
                                                       ======      ============

FIXED-INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

Assets:
Investments in securities, at market value
   (identified cost $4,852,162) (Note 1)                         $    5,176,634
Temporary investments in short-term securities
   (at cost, which approximates market)                               6,200,253
Receivables:
   Interest receivable                                                  131,883
Other assets                                                             46,427
                                                                    -----------
       Total assets                                                  11,555,197
                                                                    -----------

Liabilities:
Accounts payable and accrued expenses                                    72,725
                                                                    -----------
       Total liabilities                                                 72,725

Net assets (equivalent to $15.98
   per share based on 718,600.244
   shares of capital stock outstanding)                            $ 11,482,472
                                                                   ============

Net assets consist of:
Undistributed net investment income                                $      4,652
Unrealized appreciation on investments                                  324,472
Accumulated net realized loss                                            (1,300)
Capital paid-in                                                      11,154,648
                                                                    -----------
       Total net assets                                            $ 11,482,472
                                                                   ============
Computation of net asset value and
     offering price per share:
Net asset value and offering price per share
    ($11,482,472 divided by 718,600.244 shares)                    $      15.98
                                                                   ============
The accompanying notes are an integral part of these financial statements.

FIXED-INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1998

Investment income:
Interest                                                           $    594,548
                                                                    -----------
   Total investment income                                              594,548
                                                                    -----------
Expenses:
Investment advisory fees (Note 5)                                        52,123
Transfer agent fees (Note 5)                                             24,120
Fund administrative expense (Note 5)                                      8,800
Reports to shareholders                                                   7,411
Registration fees and expenses                                           14,000
Professional fees                                                         6,335
Custody fees                                                                900
Trustee fees and expenses                                                 2,458
Other expenses                                                            7,620
                                                                    -----------
       Subtotal of expenses before fee waiver                           123,767
Fees waived by Parnassus Investments (Note 5)                           (41,730)
                                                                    -----------
   Total expenses                                                        82,037
                                                                    -----------
       Net investment income                                            512,511
                                                                    -----------
Realized and unrealized gain (loss)
   on investments:
Realized gain from security transactions:
   Proceeds from sales                                                3,684,798
   Cost of securities sold                                           (3,434,128)
                                                                    -----------
       Net realized gain                                                250,670
                                                                    -----------
Unrealized appreciation (depreciation) of investments:
   Beginning of year                                                    378,045
   End of year                                                          324,472
                                                                    -----------
       Unrealized depreciation during year                              (53,573)
                                                                    -----------
Net realized and unrealized
   gain on investments                                                  197,097
                                                                    -----------
Net increase in net assets resulting
   from operations                                                  $   709,608
                                                                    ===========
The accompanying notes are an integral part of these financial statements.

FIXED-INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                    1998                 1997
                                               ------------          ----------
From operations:
Net investment income                          $   512,511           $  505,980
Net realized gain
   from  security transactions                     250,670              108,669
Net unrealized appreciation
   (depreciation) during
   the year                                        (53,573)             277,365
                                               ------------          ----------
Increase in net assets
   resulting from operations                       709,608              892,014

Dividends to shareholders:
From net investment income                        (553,195)            (500,716)
From realized capital gains                       (213,198)             (43,607)

Increase in net assets from
   capital share transactions                    1,855,768              952,103
                                               ------------          ----------
       Increase in net assets                    1,798,983            1,299,794

Net assets:
Beginning of year                                9,683,489            8,383,695
                                               ------------          ----------
End of year
   (including undistributed
   net investment income
   of $4,652 in 1998
   and $8,222 in 1997)                        $ 11,482,472         $  9,683,489
                                              ============         ============
The accompanying notes are an integral part of these financial statements.


CALIFORNIA TAX-EXEMPT FUND
PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, DECEMBER 31, 1998

  Principal                                                 Percent of
     Amount   Municipal Bonds                               Net Assets        Market Value
------------------------------------------------------------------------------------------

              EDUCATION
$   50,000    State of California
              6.000%, due 01/01/21                                           $   54,787
   170,000    State of California
              6.125%, due 10/01/11                                              199,060
   250,000    California Education Facilities -
              California Institute of Technology
              6.000%, due 01/01/21                                              262,328
    95,000    California Public Works -
              University of California at
              San Diego Facilities
              7.375%, due 04/01/06                                              106,237
   100,000    California Public Works -
              Community College Projects
              5.500%, due 12/01/06                                              107,844
   130,000    California Public Works -
              University of California
              5.400%, due 06/01/08                                              142,523
   175,000    California Public Works -
              California State University
              6.200%, due 10/01/08                                              195,267
   300,000    Folsom School District
              5.650%, due 08/11/11                                              332,378
   100,000    Franklin-McKinsey
              School District
              5.600%, due 07/01/07                                              107,795
   100,000    Kern High School District
              5.600%, due 08/01/13                                              109,741
   100,000    Los Angeles Municipal
              Improvement -
              Central Library Projects
              5.200%, due 06/01/07                                              105,323
   250,000    Murrieta Valley Unified
              School District
              5.500%, due 09/01/10                                              269,095
   100,000    Natomas Unified School
               District
              5.750%, due 09/01/13                                              108,690
   300,000    Oakland General
              Obligation
              5.500%, due 12/15/11                                              327,990
   175,000    Palos Verdes California
              Library District
              5.000%, due 08/01/13                                              183,454
   110,000    Pasadena Recreational/
              Library Improvements
              5.750%, due 01/01/13                                              115,019
   130,000    Pomona Unified
              School District
              5.500%, due 08/01/11                                              144,886
   110,000    Santa Monica Unified
              School District
              5.400%, due 08/01/11                                              119,746
                                                                              ---------
              Total                                            40.8%          2,992,163
                                                                              ---------
              ENVIRONMENT
    80,000    Burbank Waste Disposal
              5.300%, due 05/01/09                                               83,405
    75,000    California Pollution
              Control,
              North County
              Recycling Center
              6.750%, due 07/01/17                                               83,978
   125,000    California Public Works -
              Energy Efficiency
              5.250%, due 05/01/08                                              132,478
   150,000    East Bay Regional Park
              5.000%, due 09/01/14                                              153,783
   315,000    Los Angeles City
              Public Works - Parks
              5.500%, due 10/01/12                                              341,520
    35,000    Midpeninsula Regional
              Open Space District
              6.250%, due 07/01/08                                               38,278
                                                                              ---------
              Total                                            11.3%            833,442
                                                                              ---------
              HEALTH CARE
   200,000    California Health Facilities
              Cedar Sinai Medical Center
              5.125%, due 08/01/17                                              203,656
    60,000    California Health Facilities
              Feedback Foundation
              6.500%, due 12/01/22                                               65,191
                                                                              ---------
              Total                                             3.7%            268,847
                                                                              ---------



CALIFORNIA TAX-EXEMPT FUND
PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, DECEMBER 31, 1998 (CONTINUED)

  Principal                                                          Percent of
     Amount     Municipal Bonds                   Net Assets        Market Value
--------------------------------------------------------------------------------

                HOUSING
  $ 205,000     Belmont Redevelopment
                Agency
                6.400%, due 08/01/09                                $    228,394
     55,000     California Housing Finance
                Multi-Family
                6.750%, due 02/01/09                                      55,138
    100,000     Glendale Redevelopment
                Agency
                5.500%, due 12/01/12                                     107,667
    275,000     Los Angeles Community
                Redevelopment
                5.000%, due 07/01/13                                     283,745
    275,000     Pasadena Community
                Development
                6.000%, due 08/01/14                                     299,962
    175,000     San Jose Redevelopment
                Agency
                6.000%, due 08/01/15                                     201,190
    200,000     University Of California
                Housing
                5.500%, due 11/01/10                                     214,044
                                                                       ---------
                Total                                     18.9%        1,390,140
                                                                       ---------
                INFRASTRUCTURE
                IMPROVEMENTS
     90,000     East Bay Municipal
                Utility District
                6.000%, due 06/01/20                                      96,262
    150,000     Los Angeles City
                General Obligation
                5.250%, due 09/01/11                                     157,130
    200,000     Los Angeles Wastewater
                System
                5.500%, due 06/01/12                                     214,492
    200,000     Pomona Public Financing
                Authority
                6.000%, due 10/01/06                                     222,402
                                                                       ---------
                Total                                      9.4%          690,286
                                                                       ---------
                PUBLIC TRANSPORTATION
    250,000     Los Angeles Metro
                Transit Authority
                5.000%, due 07/01/13                                     258,043
    110,000     San Diego Mass
                Transit Authority
                5.000%, due 06/01/07                                     115,092
    350,000     San Francisco International
                Airport
                5.000%, due 05/01/07                                     372,995
    125,000     San Francisco Bay Area
                Rapid Transit
                5.650%, due 07/01/10                                     135,326
                                                                       ---------
                Total                                     12.0%          881,456
                                                                       ---------
                Total investments
                in securities
                (Cost, $6,541,967)                        96.1%        7,056,334
                                                                       ---------
                Short-Term Investments
--------------------------------------------------------------------------------

                Highmark California
                Tax-Exempt Fund,
                (variable rate 3.100%)                     2.4%          176,672
                                                                       ---------
                Total investments                         98.5%        7,233,006
                Other assests and
                  liabilities - net                        1.5%          108,868
                                                         ------     ------------
                Total net assets                         100.0%     $  7,341,874
                                                         ======     ============

CALIFORNIA TAX-EXEMPT FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

Assets:
Investments in securities, at market value
   (identified cost $6,541,967) (Note 1)                           $  7,056,334
Temporary investments in short-term securities
   (at cost, which approximates market)                                 176,672
Receivables:
   Interest receivable                                                  118,227
Other assets                                                             10,652
                                                                    ------------
       Total assets                                                   7,361,885
                                                                    ------------
Liabilities:
Accounts payable and accrued expenses                                    20,011
                                                                    ------------
       Total liabilities                                                 20,011
                                                                    ------------
Net assets (equivalent to $16.88
   per share based on 434,952.585
shares of capital stock outstanding)                               $  7,341,874
                                                                   ============
Net assets consist of:
Undistributed net investment income                                $      3,980
Unrealized appreciation on investments                                  514,367
Undistributed net realized gain                                           1,887
Capital paid-in                                                       6,821,640
                                                                    ------------
       Total net assets                                            $  7,341,874
                                                                   =============
Computation of net asset value and offering price per share:
Net asset value and offering price per share
   ($7,341,874 divided by 434,952.585 shares)                      $      16.88
                                                                   ============
The accompanying notes are an integral part of these financial statements.

CALIFORNIA TAX-EXEMPT FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1998

Investment income:
Interest                                                           $    360,457
                                                                    ------------
   Total investment income                                              360,457
                                                                    ------------
Expenses:
Investment advisory fees (Note 5)                                        35,341
Transfer agent fees (Note 5)                                              8,722
Fund administrative expense (Note 5)                                      5,900
Reports to shareholders                                                   3,970
Registration fees and expenses                                            1,674
Professional fees                                                         5,095
Custody fees                                                                600
Trustee fees and expenses                                                 1,641
Other expenses                                                            5,513
                                                                    ------------
   Subtotal of expenses before fee waiver                                68,456
Fees waived by Parnassus Investments (Note 5)                           (21,206)
                                                                    ------------
   Total expenses                                                        47,250
                                                                    ------------
       Net investment income                                            313,207
                                                                    ------------
Realized and unrealized gain on investments:
Realized gain from security transactions:
   Proceeds from sales                                                  634,779
   Cost of securities sold                                             (587,531)
                                                                    ------------
       Net realized gain                                                 47,248
                                                                    ------------
Unrealized appreciation of investments:
   Beginning of year                                                    454,720
   End of year                                                          514,367
                                                                    ------------
       Unrealized appreciation during year                               59,647
                                                                    ------------
Net realized and unrealized
   gain on investments                                                  106,895
                                                                    ------------
Net increase in net assets resulting
   from operations                                                  $   420,102
                                                                    ============

The accompanying notes are an integral part of these financial statements.

CALIFORNIA TAX-EXEMPT FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                    1998                 1997
                                              ------------          ------------
From operations:
Net investment income                         $   313,207           $   290,227
Net realized gain from
   security transactions                           47,248                29,479
Net unrealized appreciation
   during the year                                 59,647               246,191
                                              ------------          ------------
Increase in net assets
   resulting from operations                      420,102               565,897

Dividends to shareholders:
From net investment income                       (312,860)             (286,574)
From realized capital gains                       (41,455)                    0

Increase in net assets from
   capital share transactions                     756,332               405,391
                                              ------------          ------------
       Increase in net assets                     822,119               684,714

Net assets:
Beginning of year                               6,519,755             5,835,041
                                              ------------          ------------
End of year
   (including undistributed
   net investment income
   of $3,980 in 1998 and
   $3,633 in 1997)                            $ 7,341,874           $ 6,519,755
                                              ===========           ===========

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

1.   Significant Accounting Policies
     The Parnassus Income Trust (the "Trust"), formerly The Parnassus Income Fund, organized on August 8, 1990 as a Massachusetts Business Trust, is registered under the Investment Company Act of 1940 as a diversified, open-end investment management company comprised of three separate funds, each offering separate shares. The Equity Income Fund, formerly the Balanced Portfolio, changed its primary investment objective from current income and capital preservation to current income and capital appreciation; this change was effective on March 31, 1998. The Trust began operations on June 1, 1992. The following is a summary of significant accounting policies of the Trust.

     Securities Valuation: The Trust's investments are valued each business day using independent pricing services ("Services") approved by the Board of Trustees. Investments are valued at the mean between the "bid" and "ask" prices where such quotes are readily available and are representative of the actual market for such securities. Other investments are carried at fair value as determined using the Services based on methods which include consideration of (1) yields or prices of securities of comparable quality, coupon, maturity and type (2) indications as to values from dealers and (3) general market conditions.

     Federal Income Taxes: The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders; therefore, no federal income tax provision is required.

     Security Transactions: In accordance with industry practice, securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are determined on the basis of first-in, first-out for both financial statement and federal income tax purposes.

     Dividends To Shareholders: Distributions to shareholders are recorded on the record date. The Equity Income Fund pays income dividends quarterly and capital gain dividends once a year, generally in December. The Fixed-Income and California Tax-Exempt Funds pay income dividends monthly and capital gain dividends annually.

     Investment Income and Expenses: Dividend income is recorded on the ex-dividend date. Interest income and estimated ex-penses are accrued daily. Interest income, adjusted for amortization of premium and, when appropriate, discount on investments, is earned from settlement date and recognized on the accrual basis.

     Security Lending: The Equity Income Fund lends its securities to approved brokers to earn additional income and receives cash and/or securities as collateral to secure the loans. Collateral is maintained at not less than 102% of the value of loaned securities. Although the risk of lending is mitigated by the collateral, this fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

     Repurchase Agreements: Securities purchased with cash collateral held from securities lending may include investments in repurchase agreements secured by U.S. government obligations or other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

     Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   Dividends To Shareholders
     Equity Income Fund: The Fund paid income dividends totaling $1,386,043 (aggregate of $0.731 per share) during the year ended December 31, 1998. On December 31, 1998, a capital gains distribution of $3,780,700 ($2.059 per share) was paid to shareholders of record on December 30, 1998.

     Fixed-Income Fund: The Fund paid income dividends totaling $553,195 (aggregate of $0.849 per share) during the year ended December 31, 1998. On December 31, 1998, a capital gains distribution of $213,198 ($0.304 per share) was paid to shareholders of record on December 30, 1998.

     California Tax-Exempt Fund: The Fund paid income dividends totaling $312,860 (aggregate of $0.746 per share) during the year ended December 31, 1998. On December 31, 1998, a capital gains distribution of $41,455 ($0.096 per share) was paid to shareholders of record on December 30, 1998.

3.   Capital Stock

     Equity Income Fund: As of December 31, 1998, there were an unlimited number of shares of no par value capital stock authorized and capital paid-in aggregated $36,739,834. Transactions in capital stock (shares) were as follows:

                                                                1998                              1997

-------------------------------------------------------------------------------------------------------------------
                                                        Shares            Amount          Shares         Amount
-------------------------------------------------------------------------------------------------------------------

     Shares sold                                       297,061     $   6,148,449         243,713    $  4,709,089
     Shares issued through dividend reinvestment       232,138         4,682,202         124,257       2,482,385
     Shares repurchased                               (375,702)       (7,624,901)       (287,159)     (5,528,406)
                                                      ---------    --------------       ---------   -------------
     Net increase                                      153,497     $   3,205,750          80,811    $  1,663,068
                                                      =========    ==============       =========   =============


     Fixed-Income  Fund: As of December 31, 1998, there were an unlimited number of shares of no par value  capital  stock  authorized  and capital  paid-in aggregated  $11,154,648.  Transactions  in capital  stock  (shares) were as follows:
                                                                1998                               1997

-------------------------------------------------------------------------------------------------------------------
                                                        Shares            Amount          Shares         Amount
-------------------------------------------------------------------------------------------------------------------
     Shares sold                                       284,746      $  4,150,311         154,187     $  2,410,292
     Shares issued through dividend reinvestment        36,006           580,000          24,386          379,889
     Shares repurchased                               (206,004)       (2,874,543)       (117,962)      (1,838,078)
                                                      ---------    --------------       ---------   -------------
     Net increase                                      114,748      $  1,855,768          60,611     $    952,103
                                                      =========    ==============       =========   =============


     California  Tax-Exempt  Fund:  As of  December  31,  1998,  there  were  an unlimited  number of shares of no par value  capital stock  authorized  and capital  paid-in  aggregated  $6,821,640.  Transactions  in  capital  stock
     (shares) were as follows:
                                                                1998                                1997

-------------------------------------------------------------------------------------------------------------------
                                                        Shares            Amount          Shares         Amount
-------------------------------------------------------------------------------------------------------------------

     Shares sold                                        70,957      $  1,192,890          72,701     $  1,163,383
     Shares issued through dividend reinvestment        15,164           255,358          12,758          206,661
     Shares repurchased                                (41,023)         (691,916)        (59,924)        (964,653)
                                                      ---------    --------------       ---------   -------------
     Net increase                                       45,098      $    756,332          25,535     $    405,391
                                                      =========    ==============       =========   =============

4.   Purchases of Securities
     Equity Income Fund: Purchases of securities for the year ended December 31,
     1998 were $50,405,623.  For federal income tax purposes, the aggregate cost of securities  and  unrealized  depreciation  at December 31, 1998 were the same  as  for  financial  statement  purposes.  Of  the  $4,119,931  of net unrealized  appreciation  at  December  31,  1998,  $4,640,748  related  to
     appreciation  of  securities  and  $520,817   related  to  depreciation  of
     securities.

     Fixed-Income Fund: Purchases of securities for the year ended December 31, 1998 were $2,038,830. For federal income tax purposes, the aggregate cost of securities and unrealized appreciation December 31, 1998 were the same as for financial statement purposes. Of the $324,472 of net unrealized appreciation December 31, 1998, $324,472 related to appreciation of securities and $0 related to depreciation of securities.

     California  Tax-Exempt  Fund:  Purchases of  securities  for the year ended
     December 31, 1998 were $1,219,990. For federal income tax purposes, the aggregate cost of securities and unrealized appreciation December 31, 1998 were the same as for finan-cial statement purposes. Of the $514,367 of net unrealized appreciation December 31, 1998, $516,297 related to appreciation of securities and $1,930 related to depreciation of securities.


5.   Investment Advisory Agreement and Transactions with Affiliates
     Under terms of an agreement which provides for furnishing investment management and advice to the Trust, Parnassus Investments is entitled to receive fees computed monthly, based on the Trust's average daily net assets for the month, at the following annual rates:

     Equity Income Fund: 0.75% of the first $30,000,000, 0.70% of the next $70,000,000 and 0.65% of the amount above $100,000,000.

     Fixed-Income Fund and California Tax-Exempt Fund: 0.50% of the first $200,000,000, 0.45% of the next $200,000,000 and 0.40% of the amount above
     $400,000,000.

     However, the following were actually charged in 1998. For the Equity Income Fund, the investment advisory fee was 0.50%. Parnassus Investments received net advisory fees totaling $196,661 from the Equity Income Fund for the year ended December 31, 1998. For the Fixed-Income Fund, the investment advisory fee was 0.10%. Parnassus Investments received net advisory fees totaling $10,393 from the Fixed-Income Fund for the year ended December 31, 1998. For the California Tax-Exempt Fund, the investment advisory fee was 0.20%. Parnassus Investments received net advisory fees totaling $14,135 from the California Tax-Exempt Fund for the year ended December 31, 1998.

     Parnassus Investments has agreed to reduce its investment advisory fee to the extent necessary to limit total operating expenses to 1.25% of net assets for the Equity Income Fund and 1.00% of net assets for the Fixed-Income and California Tax-Exempt Funds. Under terms of a separate agreement which provides for furnishing transfer agent and fund administration services to the Trust, Parnassus Investments received fees paid by the Trust totaling $172,022 for the year ended December 31, 1998. The transfer agent fee is $2.30 per month per account and the fund administration fee is $4,167 per month.

     Jerome L. Dodson is the President of the Fund and is the sole stockholder of Parnassus Investments.

6. Financial Highlights
     Selected data for each share of capital stock outstanding, total return and ratios/supplemental data for each of the five years ended December 31 are as follows:

-------------------------------------------------------------------------------------------------------------------
     Equity Income Fund                                    1998        1997        1996        1995          1994
-------------------------------------------------------------------------------------------------------------------
     Net asset value at beginning of year                 $20.68      $18.56      $19.58      $15.70       $17.46
                                                         -------      -------     ------     -------      ---------
     Income from investment operations:
     Net investment income                                  0.75        0.79        0.98        0.88         0.80
     Net realized and unrealized gain (loss) on securities  1.49        2.86        0.37        3.93        (1.75)
                                                         -------      -------     ------     -------      ---------
        Total from investment operations                    2.24        3.65        1.35        4.81        (0.95)
                                                         -------      -------     ------     -------      ---------
     Distributions:
     Dividends from net investment income                  (0.73)      (0.79)      (0.97)      (0.90)       (0.81)
     Distributions from net realized gains                 (2.06)      (0.74)      (1.40)      (0.03)         .--
                                                         -------      -------     ------     -------      ---------
        Total distributions                                (2.79)      (1.53)      (2.37)      (0.93)       (0.81)
                                                         -------      -------     ------     -------      ---------
     Net asset value at end of year                       $20.13      $20.68      $18.56      $19.58       $15.70
                                                         =======      =======     ======     =======      =========
     Total return                                          11.05%      20.15%       7.09%      31.13%      (5.39%)
     Ratios/supplemental data:
     Ratio of expenses to average net assets (actual)*      1.05%       1.05%       0.80%       0.72%        0.83%
     Decrease reflected in the above expense ratios due
        to undertakings by Parnassus Investments            0.24%       0.30%       0.60%       0.82%        0.88%
     Ratio of net investment income to
        average net assets                                  2.30%       4.04%       4.56%       4.76%        5.15%
     Portfolio turnover rate                              166.32%      34.12%      47.80%      15.36%        6.50%
     Net assets, end of year (000's)                     $ 40,903     $38,847    $ 33,362    $ 26,779     $ 17,087



NOTES TO FINANCIAL STATEMENTS (CONTINUED)

-------------------------------------------------------------------------------------------------------------------
     Fixed-Income Fund                                      1998       1997        1996        1995          1994
-------------------------------------------------------------------------------------------------------------------
     Net asset value at beginning of year                 $16.04      $15.43      $15.73      $13.79       $15.89

                                                         -------      -------     ------     -------      ---------
     Income from investment operations:
     Net investment income                                  0.84        0.90        0.92        0.95         1.02
     Net realized and unrealized gain (loss) on securities  0.25        0.67       (0.31)       1.95        (2.08)
                                                         -------      -------     ------     -------      ---------
         Total from investment operations                   1.09        1.57        0.61        2.90        (1.06)
                                                         -------      -------     ------     -------      ---------
     Distributions:
     Dividends from net investment income                  (0.85)      (0.89)      (0.91)      (0.96)       (1.04)
     Distributions from net realized gains                 (0.30)      (0.07)        .--         .--          .--
                                                         -------      -------     ------     -------      ---------
         Total distributions                               (1.15)      (0.96)      (0.91)      (0.96)       (1.04)
                                                         -------      -------     ------     -------      ---------
     Net asset value at end of year                       $15.98      $16.04      $15.43      $15.73       $13.79
                                                         -------      -------     ------     -------      ---------

     Total return                                           6.97%      10.60%       4.08%      21.58%      (6.76%)
     Ratios/supplemental data:
     Ratio of expenses to average net assets (actual)*      0.79%       0.82%       0.83%       0.90%        0.81%
     Decrease reflected in the above expense ratios due
         to undertakings by Parnassus Investments           0.40%       0.43%       0.50%       0.73%        0.98%
     Ratio of net investment income to
         average net assets                                 4.92%       5.79%       5.98%       6.20%        7.00%
     Portfolio turnover rate                               44.98%      17.15%       2.80%      12.10%        5.20%
     Net assets, end of year (000's)                    $  11,482    $  9,683    $  8,384    $  6,585     $  4,545

-------------------------------------------------------------------------------------------------------------------
     California Tax-Exempt Fund                             1998        1997        1996        1995          1994
-------------------------------------------------------------------------------------------------------------------
     Net asset value at beginning of year                 $16.72      $16.02      $16.06      $14.28       $16.10
                                                         -------      -------     ------     -------      ---------
     Income from investment operations:
     Net investment income                                  0.75        0.74        0.80        0.82         0.80
     Net realized and unrealized gain (loss) on securities  0.26        0.71       (0.06)       1.78        (1.81)
                                                         -------      -------     ------     -------      ---------
         Total from investment operations                   1.01        1.45        0.74        2.60        (1.01)
                                                         -------      -------     ------     -------      ---------
     Distributions:
     Dividends from net investment income                  (0.75)      (0.75)      (0.78)      (0.82)       (0.81)
     Distributions from net realized gains                 (0.10)        .--         .--         .--          .--
                                                         -------      -------     ------     -------      ---------
         Total distributions                               (0.85)      (0.75)      (0.78)      (0.82)       (0.81)
                                                         -------      -------     ------     -------      ---------
     Net asset value at end of year                       $16.88      $16.72      $16.02      $16.06       $14.28
                                                         -------      -------     ------     -------      ---------

     Total return                                           6.12%       9.33%       4.78%      18.60%      (6.36%)
     Ratios/supplemental data:
     Ratio of expenses to average net assets (actual)*      0.67%       0.67%       0.54%       0.50%        0.39%
     Decrease reflected in the above expense ratios due
         to undertakings by Parnassus Investments           0.30%       0.32%       0.46%       0.69%        0.87%
     Ratio of net investment income to
         average net assets                                 4.43%       4.69%       4.96%       5.30%        5.37%
     Portfolio turnover rate                                9.40%      10.00%        .--%      13.10%       12.00%
     Net assets, end of year (000's)                    $   7,342    $  6,520    $  5,835   $   4,483    $   3,902

     *Parnassus Investments has agreed to a 1.25% limit on expenses for the Equity Income Fund and 1% for the Fixed-Income and California Tax-Exempt
      Funds (See Note 5 for details). Certain fees were waived for the years ended December 31, 1998, 1997, 1996, 1995 and 1994.


                               INVESTMENT ADVISER
                              Parnassus Investments
                         One Market-Steuart Tower #1600
                         San Francisco, California 94105

                                  LEGAL COUNSEL
                           Richard D. Silberman, Esq.
                               1061 Eastshore #200
                            Albany, California 94710

                              INDEPENDENT AUDITORS
                              Deloitte & Touche LLP
                                50 Fremont Street
                         San Francisco, California 94105

                                    CUSTODIAN
                            Union Bank of California
                               475 Sansome Street
                         San Francisco, California 94111

                                   DISTRIBUTOR
                              Parnassus Investments
                         One Market-Steuart Tower #1600
                         San Francisco, California 94105


                                www.parnassus.com

                 This report must be preceded or accompanied by
                        a current prospectus or profile.